SUBSEQUENT EVENTS (Narrative) (Details) - € / shares	Oct. 24, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		€ 0.45	€ 0.45
Subsequent event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	€ 0.01